Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Provisions
Termination cost	€ 1.4
Termination cost incurred	0.9
Expected termination cost	€ 0.5	€ 0.5